Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Banks - 8.6%
Bank of America Corp.	335,838	$ 16,372,103
Citizens Financial Group, Inc.	239,632	14,370,731
U.S. Bancorp	165,705	8,618,317
		39,361,151
Biotechnology - 4.3%
Gilead Sciences, Inc.	139,826	19,487,550
Capital Markets - 7.8%
CME Group, Inc.	61,776	18,245,541
Morgan Stanley	106,026	17,448,699
		35,694,240
Chemicals - 3.1%
Linde PLC	28,904	14,329,447
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	42,712	9,354,782
Communications Equipment - 3.7%
Cisco Systems, Inc.	219,446	17,026,815
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	9,013	8,980,824
Containers & Packaging - 1.6%
Packaging Corp. of America	34,391	7,298,458
Electrical Equipment - 2.4%
Schneider Electric SE, ADR	197,318	10,740,019
Health Care Equipment & Supplies - 3.6%
Medtronic PLC	100,563	8,713,784
Stryker Corp.	23,339	7,668,962
		16,382,746
Health Care Providers & Services - 2.1%
Quest Diagnostics, Inc.	49,444	9,690,035
Household Durables - 1.2%
D.R. Horton, Inc.	40,445	5,549,863
Household Products - 4.6%
Colgate-Palmolive Co.	164,293	14,002,693
Kimberly-Clark Corp.	74,860	7,221,744
		21,224,437
Industrial REITs - 1.4%
Prologis, Inc.	48,620	6,426,592
Insurance - 4.9%
Cincinnati Financial Corp.	75,655	11,904,314
MetLife, Inc.	147,865	10,457,013
		22,361,327
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A	63,529	18,268,399
Life Sciences Tools & Services - 1.2%
Danaher Corp.	28,090	5,325,864
	Shares	Value
COMMON STOCKS (continued)
Machinery - 5.7%
Donaldson Co., Inc.	72,191	$ 6,126,850
IDEX Corp.	55,152	10,454,062
Xylem, Inc.	78,529	9,384,215
		25,965,127
Metals & Mining - 3.1%
Steel Dynamics, Inc.	79,441	14,299,380
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	144,381	8,756,708
Merck & Co., Inc.	102,776	12,362,925
		21,119,633
Semiconductors & Semiconductor Equipment - 10.8%
Broadcom, Inc.	32,148	9,950,128
KLA Corp.	5,486	8,077,641
Micron Technology, Inc.	25,917	8,755,799
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,855	15,496,697
Texas Instruments, Inc.	35,629	6,917,014
		49,197,279
Software - 2.2%
Microsoft Corp.	27,491	10,176,343
Specialized REITs - 2.9%
American Tower Corp.	35,546	6,134,529
Digital Realty Trust, Inc.	39,359	7,092,885
		13,227,414
Specialty Retail - 4.7%
Home Depot, Inc.	33,576	11,042,811
TJX Cos., Inc.	64,052	10,229,104
		21,271,915
Trading Companies & Distributors - 5.8%
United Rentals, Inc.	11,684	8,512,495
Watsco, Inc. (A)	14,838	5,397,916
WESCO International, Inc.	45,326	12,402,100
		26,312,511
Water Utilities - 1.3%
Essential Utilities, Inc.	144,690	5,826,666
Total Common Stocks (Cost $357,341,422)		454,898,817
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp.,
1.35% (B), dated 03/31/2026, to be
repurchased at $2,127,495 on 04/01/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 06/30/2027, and
with a value of $2,169,994.
$ 2,127,415	$ 2,127,415
Total Repurchase Agreement (Cost $2,127,415)	2,127,415
Total Investments (Cost $359,468,837)	457,026,232
Net Other Assets (Liabilities) - (0.1)%	(590,564)
Net Assets - 100.0%	$ 456,435,668
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$454,898,817	$—	$—	$454,898,817
Repurchase Agreement	—	2,127,415	—	2,127,415
Total Investments	$454,898,817	$2,127,415	$—	$457,026,232
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $5,343,711, collateralized by non-cash collateral, such as U.S.
government securities of $5,453,291. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Sustainable Equity Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust